UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23652

Dynamic Alternatives Fund
(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Jeffrey G. Wilkins, President and Principal Executive Officer
Dynamic Alternatives Fund
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2025

Item 1. Reports to Stockholders.

(a)

Dynamic Alternatives Fund

Semi-Annual Report

March 31, 2025

Hamilton Capital, LLC

5025 Arlington Centre Boulevard, Suite 300

Columbus, Ohio 43220

Dynamic Alternatives Fund
Investment Results
(Unaudited)

Average Annual Total Returns(1)
as of March 31, 2025
			Since
			Inception
	Six Months	One Year	(10/31/22)
Dynamic Alternatives Fund	3.46%	7.68%	7.51%
Bloomberg U.S. Aggregate Bond Index(2)	-0.37%	4.88%	5.33%
MSCI ACWI Index(3)	-2.30%	7.15%	17.19%

The returns shown do not reflect the deduction of taxes that a shareholder would pay on Dynamic Alternatives Fund (the “Fund”) distributions or the redemption of Fund shares.

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. All performance figures are presented net of fees. For the periods prior to February 10, 2025, the Fund’s total returns reflect any applicable fee waivers or recoupments. If such fee waivers or recoupments had not occurred, the quoted performance would have been different. The Fund’s expense limitation agreement terminated on February 10, 2025.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Fund. This and other important information about the Fund is contained in the prospectus, which can be obtained by calling (833) 617-2624. The prospectus should be read carefully before investing. The Fund is distributed by Ultimus Fund Distributors, LLC (Member FINRA).

(1)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performance would have been lower. Returns for less than one year are not annualized.

(2)	The Bloomberg U.S. Aggregate Bond Index (“Index”) is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The Index includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed rate and hybrid adjustable rate mortgage pass throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency). Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(3)	The MSCI ACWI Index (“ACWI Index”) captures large and mid cap representation across the 23 developed markets countries and 24 emerging markets countries. The performance of the ACWI Index is expressed in terms of U.S. dollars, and does not reflect the deduction of fees or operating expenses. Individuals cannot invest directly in the ACWI Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Dynamic Alternatives Fund
Fund Holdings
(Unaudited)

Dynamic Alternatives Fund as of March 31, 2025(1)

(1)	As a percentage of net assets.

(2)	Consists of the Fund’s liabilities less any non-investment assets.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The Fund’s holdings for the first and third quarter of each fiscal year are also available on the Fund’s website at https://www.dynamicalternativesfund.com/documents.

Dynamic Alternatives Fund
Schedule of Investments
March 31, 2025 (Unaudited)

								Next
						Initial		Available
		% of				Acquisition	Redemption	Redemption
Portfolio Funds*	Shares	Net Assets		Cost	Fair Value	Date	Frequency(1)	Date
Hedge Funds
AvCap Trading Fund Global Feeder, LP	155,554	7.4%		$16,000,000	$19,245,003	10/8/2024	Annually	3/31/2026
Centiva Offshore Fund, Ltd., Series HA	114,408	4.5%		10,712,774	11,713,857	11/1/2022	Quarterly	6/30/2025(2)
Corbin Hedged Equity Fund, LP	115,220	5.3%		12,156,300	13,778,098	11/1/2022	Monthly	4/30/2025
Janus Henderson Biotechnology Innovation Fund	2,274	2.0%		6,000,000	5,263,895	2/1/2025	Quarterly	6/30/2025
Linden International, Ltd.	12,000	4.7%		12,000,000	12,119,816	3/1/2025	Quarterly	6/30/2025(2)

Total Investments - Hedge Funds		23.9%		56,869,074	62,120,669

Structured Credit
Waterfall Eden Fund, Ltd., Class B1	4	0.0	%(3)	4,239	3,738	3/1/2023	Quarterly	6/30/2025(2)
Waterfall Eden Fund, Ltd., Class B2, Series 1	10,135	4.7%		10,320,761	12,073,441	3/1/2023	Quarterly	6/30/2025(2)
Waterfall Eden Fund, Ltd., Class B2, Series 2	1,000	0.4%		1,000,000	1,016,740	2/1/2025	Quarterly	6/30/2025(2)
	11,139	5.1%		11,325,000	13,093,919

See accompanying notes which are an integral part of these financial statements.

Dynamic Alternatives Fund
Schedule of Investments
March 31, 2025 (Unaudited) (Continued)

							Next
					Initial		Available
		% of			Acquisition	Redemption	Redemption
Portfolio Funds*	Shares	Net Assets	Cost	Fair Value	Date	Frequency(1)	Date
Private Credit
NB Credit Opportunities II Cayman LP (4)(5)(6)	46,654	2.1%	$4,878,512	$5,344,128	6/1/2023	N/A	N/A
Merchants Healthcare Fund 1 Onshore (6)	102,628	4.1%	10,400,000	10,702,706	4/1/2024	Quarterly	N/A
		6.2%	15,278,512	16,046,834

Total Investments - Portfolio Funds		35.2%	83,472,586	91,261,422

Interval Funds
Private Credit
Cliffwater Corporate Lending Fund	2,573,659	10.7%	27,454,571	27,924,203	11/1/2022	Quarterly	2/19/2025

Structured Credit
1WS Credit Income Fund	730,234	5.4%	14,250,000	14,064,307	6/13/2024	Quarterly	4/9/2025

		16.1%	41,704,571	41,988,510

See accompanying notes which are an integral part of these financial statements.

Dynamic Alternatives Fund
Schedule of Investments
March 31, 2025 (Unaudited) (Continued)

							Next
					Initial		Available
		% of			Acquisition	Redemption	Redemption
Portfolio Funds*	Shares	Net Assets	Cost	Fair Value	Date	Frequency(2)	Date
Business Development Companies
Private Credit
Blackstone Private Credit Fund, Class I	13,704	0.1%	$350,000	$346,026	2/1/2023	Quarterly	6/30/2025

Closed-End Funds
Private Equity
AMG Pantheon Fund, LLC, Class 2	466,985	4.6%	9,918,011	11,940,807	11/1/2022	Quarterly	6/30/2025
Stepstone Private Markets, Institutional Class	231,587	5.0%	11,960,000	12,880,885	12/18/2023	Quarterly	6/13/2025
Hamilton Lane Private Assets Fund	649,389	4.3%	11,000,000	11,299,370	1/2/2025	Quarterly	6/30/2025

Total Investments - Closed-End Funds		13.9%	32,878,011	36,121,062

Direct Investments
Private Equity
TWG Flying Wasp, LLC (4)	69,092	2.7%	6,909,185	6,909,185	12/20/2024

Private Real
Estate
Rock Bridge ZaZa Port, LLC 10,000,000		3.8%	10,000,000	10,000,000	12/13/2024

Total Direct Investments		6.5%	16,909,185	16,909,185

See accompanying notes which are an integral part of these financial statements.

Dynamic Alternatives Fund
Schedule of Investments
March 31, 2025 (Unaudited) (Continued)

		% of
Open-End Mutual Funds	Shares	Net Assets	Cost	Fair Value
Structured Credit
Axonic Strategic Income Fund, Institutional Class	1,198,352	4.1%	$10,562,774	$10,737,231
FPA New Income, Inc.	2,161,537	8.2%	21,100,000	21,464,063

Total Investments - Open-End Mutual Funds		12.3%	31,662,774	32,201,294

Money Market Funds
Goldman Sachs Financial Square Government Fund, Institutional Class, 4.31% (7)	19,519,874	7.5%	19,519,874	19,519,874

Total Investments		91.6%	$226,497,001	$238,347,373

Other Assets in Excess of Liabilities		8.4%		21,832,701

Net Assets		100.0%		$260,180,074

*	Non-income producing security.

(1)	Certain redemptions may be subject to various restrictions and limitations such as redemption penalties on investments liquidated within a certain period subsequent to investment (e.g., a soft or hard lock-up), investor-level gates and/or Portfolio Fund-level gates. Redemption notice periods range from 10 to 100 days.

(2)	Subject to 25% investor level quarterly gate.

(3)	Amount is less than 0.05%.

(4)	There were $879,991 in unfunded commitments for NB Credit Opportunities II Cayman LP and $3,090,815 for TWG Flying WASP as of March 31, 2025. There were no other unfunded commitments as of March 31, 2025 for any other Portfolio Funds or securities held by the Fund.

(5)	Subject to eight year hard lock-up, with three one-year extensions.

(6)	Level 3 securities fair valued using unobservable inputs.

(7)	Rate disclosed is the seven day effective yield as of March 31, 2025.

See accompanying notes which are an integral part of these financial statements.

Dynamic Alternatives Fund
Statement of Assets and Liabilities
March 31, 2025 (Unaudited)
Assets
Investments in securities and Portfolio Funds, at fair value (cost $226,497,001)	$238,347,373
Advanced subscriptions in Portfolio Funds	13,250,000
Receivable for investments sold	20,713,634
Dividends receivable	729,890
Prepaid expenses	20,883
Total assets	273,061,780

Liabilities
Subscriptions received in advance	$9,327,155
Payable for fund shares redeemed	3,077,705
Payable to Adviser	407,237
Payable to Administrator	35,149
Payable for audit and tax fees	20,449
Other accrued expenses	14,011
Total liabilities	12,881,706

Net Assets	$260,180,074

Net Assets Consist Of
Paid-in capital	$251,777,578
Accumulated earnings	8,402,496
Net Assets	$260,180,074

Shares outstanding (no par value, unlimited shares authorized)	24,084,900

Net asset value and offering price per share	$10.80

See accompanying notes which are an integral part of these financial statements.

Dynamic Alternatives Fund
Statement of Operations
For the six months ended March 31, 2025 (Unaudited)
Investment Income
Interest income	$48,685
Dividend income	5,350,815
Total Income	5,399,500

Expenses
Investment Adviser	1,093,708
Administration	52,531
Legal	46,297
Trustee	20,666
Audit and tax preparation fees	20,051
Chief Compliance Officer	18,158
Transfer agent	10,773
Custodian	9,540
Printing	8,997
Registration	5,632
Miscellaneous	34,335
Total expenses	1,320,688
Net investment income	4,078,812

Realized and Change in Unrealized Gain/(Loss) from Investments
Net realized gain on sale of investments	1,373,593
Long term capital gain dividends from investment companies	76,666
Net change in unrealized appreciation/(depreciation) from investments	1,970,085
Net realized and change in unrealized gain from investments	3,420,344
Net increase in net assets resulting from operations	$7,499,156

See accompanying notes which are an integral part of these financial statements.

Dynamic Alternatives Fund
Statements of Changes in Net Assets
	For The Six	For The Year
	Months Ended	Ended
	March 31, 2025	September 30,
	(Unaudited)	2024
Increase/(Decrease) In Net Assets Resulting From Operations
Net investment income	$4,078,812	$4,238,539
Net realized gain on sale of investments	1,373,593	—
Long term capital gain dividends from investment companies	76,666	91,162
Net change in unrealized appreciation/(depreciation) from investments	1,970,085	7,171,499
Net increase in net assets resulting from operations	7,499,156	11,501,200

Distributions To Shareholders From
Earnings	(10,187,733)	(3,976,452)

Capital Share Transactions
Proceeds from issuance of shares	78,491,655	72,490,249
Reinvestment of distributions	9,824,082	3,909,289
Payments for redemption of shares	(3,915,077)	—
Net increase in net assets resulting from capital share transactions	84,400,660	76,399,538
Net increase in net assets	81,712,083	83,924,286
Net assets at beginning of period	178,467,991	94,543,705
Net assets at end of period	$260,180,074	$178,467,991

Share Transactions
Shares issued	7,250,993	6,845,716
Reinvestment of distributions	923,316	381,022
Shares redeemed	(363,673)	—
Net increase in share transactions	7,810,636	7,226,738

See accompanying notes which are an integral part of these financial statements.

Dynamic Alternatives Fund
Statement of Cash Flows
For the six months ended March 31, 2025 (Unaudited)
Cash Flows From Operating Activities:
Net increase/(decrease) in net assets resulting from operations	$7,499,156

Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Net (purchase)/sales of short-term investment securities	11,316,771
Purchase of long-term investment securities	(85,409,185)
Amortization of premium and accretion of discount on investments, net	(48,685)
Sale of long-term investment securities	27,563,032
Increase in subscriptions to Portfolio Funds made in advance	(13,250,000)
Increase in receivable for investments sold	(20,713,634)
Increase in dividends receivable	(218,803)
Increase in prepaid expenses and other assets	(15,672)
Increase in payable for fund shares redeemed	3,077,705
Increase in payable to Adviser	119,275
Increase in payable for audit and tax fees	(20,381)
Increase in payable to Administrator	18,979
Increase in other accrued expenses and expenses payable	(62,085)
Net realized gain on sale of investments	(1,373,593)
Long term capital gain dividends from investment companies	(76,666)
Net change in unrealized (appreciation)/depreciation from investments	(1,970,085)
Net cash used in operating activities	(73,563,871)

Cash flows from financing activities:
Proceeds from shares sold	78,491,655
Payment from redemption of shares	(3,915,077)
Increase in subscriptions received in advance	(3,709,056)
Distributions paid (net of reinvestments)	(363,651)
Net cash from financing activities	70,503,871

Net change in cash	$(3,060,000.00)

Cash balance beginning of period	$3,060,000.00
Cash balance end of period	$—

See accompanying notes which are an integral part of these financial statements.

Dynamic Alternatives Fund
Financial Highlights
	For the Six		For the Year	For the Period
	Months Ended		Ended	Ended
	March 31, 2025		September 30,	September 30,
	(Unaudited)		2024	2023(1)
Per Share Operating Performance Net asset value, beginning of period	$10.97		$10.45	$10.00

Investment operations:
Net investment income	0.26		0.38	0.16
Net realized and unrealized gains/(losses) from investments	0.12		0.54	0.39
Net change in net assets resulting from operations	0.38		0.92	0.55

Distributions from:
Net investment income	(0.54)		(0.39)	(0.10)
Net realized gains	(0.01)		(0.01)	—
	(0.55)		(0.40)	(0.10)

Net asset value, end of period	$10.80		$10.97	$10.45

Total return(2)	3.46	% (3)	9.12%	5.49	% (3)

Net assets, end of period	$260,180,074		$178,467,991	$94,543,705

Ratios To Average Net Assets
Expenses after waiver/reimbursement or recoupment(4)	1.21	% (5)	1.47%	1.75	% (5)
Expenses before waiver/reimbursement or recoupment(4)	1.21	% (5)	1.32%	1.89	% (5)
Net investment income after waiver/reimbursement or recoupment(4)	3.73	% (5)	3.17%	1.58	% (5)
Net investment income before waiver/reimbursement or recoupment(4)	3.73	% (5)	3.32%	1.44	% (5)
Portfolio turnover rate	14.94	% (3)	0.00%	0.00	% (3)

(1)	For the period October 31, 2022 (commencement of operations) through September 30, 2023.

(2)	Total return represents the rate an investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions, if any.

(3)	Not annualized.

(4)	The ratios do not reflect the Fund’s proportionate share of income and expenses of the underlying Portfolio Funds.

(5)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Dynamic Alternatives Fund
Notes to the Financial Statements
March 31, 2025 (Unaudited)

(1)	ORGANIZATION

The Dynamic Alternatives Fund (the “Fund”) was organized on March 24, 2021 as a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end management investment company. The Fund is non-diversified and operates as a “tender offer fund,” which means that it is subject to the requirements of Rule 13e-4 under the Securities Exchange Act of 1934, as amended (the “1934 Act”), with respect thereto.

The Fund commenced operations on October 31, 2022. The Fund had no operations prior to October 31, 2022 other than those relating to organizational matters, including the issuance of 10,000 shares at $10.00 per share to its initial investor, Hamilton Capital, LLC (the “Adviser”), the investment adviser to the Fund. The Fund’s registration statement permits it to offer a single class of shares of beneficial interest (“shares”). The Fund’s shares will be offered monthly, as of the first business day of each month, based on the net asset value (“NAV”) per share calculated as of the last business day of the prior month. The Fund has registered $400,000,000 of shares for sale under the registration statement. The Fund is governed by the Board of Trustees (the “Board”).

The Fund’s investment objective is to seek total return through a combination of capital appreciation and income generation. The Fund seeks to achieve its investment objective by dynamically allocating its assets among investments in private investment vehicles (“Portfolio Funds”), commonly referred to as hedge funds, private equity funds and private real estate investment funds, that are managed by unaffiliated asset managers and employ a broad range of investment strategies.

The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Dynamic Alternatives Fund
Notes to the Financial Statements (Unaudited) (Continued)

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to qualify as a “registered investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and, if so qualified, will not be liable for federal income taxes to the extent earnings are distributed to shareholders on a timely basis. Therefore, no provision of federal income taxes is required.

Share Valuation

The Fund will calculate the NAV of the shares as of the close of business on the last business day of each calendar month and at such other times as the Board may determine, including in connection with the repurchase of shares (each such date, an “NAV Date”). Due to the nature of many of the securities held in the Fund’s portfolio, the valuation information necessary to calculate NAV will generally not be available until several weeks after each NAV Date. As a result, in general, the NAV will be calculated within 30 calendar days after each NAV Date (based on the value of each portfolio holding as of the NAV Date) and at such other times as the Board may determine.

(3) SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund has adopted valuation procedures (the “Valuation Procedures”) which have been approved by the Board. Under the Valuation Procedures, the Board has delegated to the Adviser the role of serving as the Fund’s valuation designee (the “Valuation Designee”), with responsibility for determining a fair value for securities for which market quotations are not readily available, subject to Board oversight. The Board receives valuation reports from the Valuation Designee on a quarterly basis and determines if the Valuation Procedures are operating as expected and the outcomes are reliable.

Investments in Portfolio Funds are recorded on a subscription effective date basis, which is generally the first day of the calendar month in which the investment is effective. Realized gains and losses are calculated on a specific identification method when redemptions are accepted by a Portfolio Fund, which is generally on the last day of the calendar month. Interest income and expense, if any, are accrued each month. Dividends are recorded on the ex-dividend date. Distributions received from the Fund’s investments in Portfolio Funds generally are comprised of ordinary income and return of capital. For financial statement purposes, the Fund uses return of capital and income

Dynamic Alternatives Fund
Notes to the Financial Statements (Unaudited) (Continued)

estimates to allocate the distribution received. Such estimates are based on historical information available and other industry sources. These estimates may subsequently be revised based on information received from Portfolio Funds after their tax reporting periods are concluded.

Because the Fund invests a substantial portion of its assets in Portfolio Funds, the NAV of the shares will depend on the value of the Portfolio Funds. The NAVs of Portfolio Funds are generally not available from pricing vendors, nor are they calculable independently by the Fund or by the Adviser. Under the Valuation Procedures, the Adviser, as the Valuation Designee, is responsible for determining the fair value of each Portfolio Fund as of each date upon which the Fund calculates its NAV (i.e., the NAV Date). The Valuation Procedures require the Adviser to consider all relevant information when assessing and determining the fair value of the Fund’s interest in each Portfolio Fund.

As a general matter, the fair value of the Fund’s interest in a Portfolio Fund will be the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund’s interest in the Portfolio Fund was redeemed as of the NAV Date. In accordance with the Valuation Procedures, the fair value of the Fund’s interest in a Portfolio Fund as of a NAV Date will ordinarily be the most recent NAV reported by an investment manager or third-party administrator (“Portfolio Fund Management”). In the event that the last reported NAV of a Portfolio Fund is not as of the NAV Date, the Adviser may use other information that it believes should be taken into consideration in determining the Portfolio Fund’s fair value as of the NAV Date. This may include any cash flows since the reference date of the last reported valuation by the Portfolio Fund Management, and relevant broad-based and issuer (or fund) specific valuation information relating to the assets held by the Portfolio Fund that is reasonably available at the time the Portfolio Fund values its investments.

Pursuant to the Valuation Procedures, the Adviser may conclude in certain circumstances that, after considering information reasonably available at the time the valuation is made and that the Adviser believes to be reliable, the NAV provided by Portfolio Fund Management does not represent the fair value of the Fund’s interest in the Portfolio Fund. In addition, in the absence of specific transaction activity in the interests of a particular Portfolio Fund, the Adviser could consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Portfolio Fund’s net assets as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to the reported net assets.

The Fund’s interests in Portfolio Funds may also be illiquid and may be subject to substantial restrictions on transferability. The Fund may not be able to acquire initial or additional interests in a Portfolio Fund or withdraw all or a portion of its investment

Dynamic Alternatives Fund
Notes to the Financial Statements (Unaudited) (Continued)

from a Portfolio Fund promptly after it has made a decision to do so because of limitations set forth in that Portfolio Fund’s governing documents. See the Schedule of Investments for more information.

Generally, the fair value of the Fund’s investment in a Portfolio Fund represents the Fund’s proportionate share of that Portfolio Fund’s net assets as reported by the applicable Portfolio Fund Management. All valuations were determined by the Adviser consistent with the Fund’s Valuation Procedures and are net of management and incentive fees pursuant to the Portfolio Funds’ applicable agreements. The fair value represents the amount the Fund expects to receive, gross of redemption fees or penalties, at March 31, 2025, if it were to liquidate its investments in the Portfolio Funds.

Investments in mutual funds, including money market mutual funds, business development companies and interval funds are generally priced at the closing NAV. These securities are categorized as Level 1 securities.

Fixed income securities are priced using evaluated prices supplied by approved pricing services, which may use electronic data processing techniques and/or a computerized matrix system to determine a fair value. In determining the value of a bond or other fixed income security, matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, rating, coupon, maturity and type of issue, and any other factors or market data as the independent pricing service deems relevant for the security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser, as “Valuation Designee” under the oversight of the Board, decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Valuation Designee, in conformity with the Valuation Procedures adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Direct investments may be valued at acquisition cost initially until the until the Fund receives additional information. These securities will generally be categorized as Level 2 securities.

Dynamic Alternatives Fund
Notes to the Financial Statements (Unaudited) (Continued)

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 – Unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

●	Level 2 – Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly.

●	Level 3 – Inputs, broadly referred to as the assumptions that market participants use to make valuation decisions, are unobservable and reflect the Adviser’s best estimate of what market participants would use in pricing the financial instrument at the measurement date.

In determining fair values as of March 31, 2025, the Adviser has, as a practical expedient, estimated fair value of certain Portfolio Funds using the NAV (or its equivalent) provided by the Portfolio Fund Management of each Portfolio Fund as of that date. Each investment for which fair value is measured using the Portfolio Fund’s NAV as a practical expedient is not required to be categorized within the fair value hierarchy. Accordingly, Portfolio Funds, Business Development Companies, and Closed-End Funds with a fair value of $75,214,588, $346,026, and $23,240,177, respectively, have not been categorized.

Investments in mutual funds and money market mutual funds are generally priced at the closing NAV provided by the service agent of the funds. The following is a summary of the inputs used to value the Fund’s investments in such instruments as of March 31, 2025:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Portfolio Funds	$—	$—	$16,046,834	$16,046,834
Interval Funds	41,988,510	—	—	41,988,510
Closed-End Mutual Funds	12,880,885	—	—	12,880,885
Direct Investments	—	16,909,185	—	16,909,185
Open-End Mutual Funds	32,201,294	—	—	32,201,294
Money Market Funds	19,519,874	—	—	19,519,874
Total	$106,590,563	$16,909,185	$16,046,834	$139,546,582

Dynamic Alternatives Fund
Notes to the Financial Statements (Unaudited) (Continued)

The following is a roll-forward of the activity in investments in which significant unobservable inputs (Level 3) were used in determining fair value as of March 31, 2025:

	Beginning	Transfers into	Transfers
	balance	Level 3	out of
	September 30,	during the	Level 3 during	Purchases or
	2024	period (1)(2)	the period	Contributions
Portfolio Funds	$—	$16,046,834	$—	$—
Total	$—	$16,046,834	$—	$—

			Change in	Ending
			net unrealized	Balance
	Sales or	Net realized	Appreciation	March 31,
	Distributions	gain (loss	(Depreciation)	2025
Portfolio Funds	$—	$—	$—	$16,046,834
Total	$—	$—	$—	$16,046,834

(1)	The amount of transfers in and/or out are reflected at the reporting period end.

(2)	Transfers in relate primarily to securities for which observable inputs were considered unavailable during the period. Therefore, the securities were valued at fair value by the Adviser, in conformity with guidelines adopted by and subject to review by the Board and are categorized as Level 3 inputs as of March 31, 2025.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of March 31, 2025:

					Impact to
					Valuation from
		Valuation	Unobservable	Range of	an Increase in
Level 3 Investment	Fair Value	Technique	Inputs	Inputs/Average	Input
NB Credit Opportunities II Cayman LP	$5,344,128	Market & Income Approach	Internal Rate of Return Discount	N/A 0% - 10%	Increase Decrease
Merchants Healthcare Fund 1 Onshore	$10,702,706	Market & Income Approach	Internal Rate of Return Discount	N/A 0% - 10%	Increase Decrease
	$16,046,834

Dynamic Alternatives Fund
Notes to the Financial Statements (Unaudited) (Continued)

(4)	FEES AND TRANSACTIONS WITH RELATED PARTIES

Investment Advisory Agreement

Under the terms of the Investment Advisory Agreement between the Fund and the Adviser, the Adviser manages the Fund’s investments subject to oversight by the Board. The Fund pays the Adviser a fee, computed and paid monthly, of 1.00% of the Fund’s month-end net assets.

Through February 10, 2025, the Adviser had contractually agreed under an Operating Expense Limitation Agreement (“Agreement”) to reduce the management fee and reimburse other expenses to ensure that total annual fund operating expenses (excluding brokerage commissions and other similar transactional expenses; interest (including interest incurred on borrowed funds and interest incurred in connection with bank and custody overdrafts); other borrowing costs and fees, including commitment fees; taxes; acquired fund fees and expenses; litigation and indemnification expenses; judgments; and extraordinary expenses) will not exceed 1.75% of the Fund’s average net assets. This Agreement was terminated on February 10, 2025.

Investment managers, who operate Portfolio Funds in which the Fund invests, receive fees for their services. The fees include management and incentive fees, or allocations based upon the NAV of the Fund’s investment in the Portfolio Fund. These fees are deducted directly from each Portfolio Fund’s assets in accordance with the governing documents of the Portfolio Fund. Generally, fees payable to an investment manager are estimated to range from 0.3% to 2.0% (annualized) of the average NAV of the Fund’s investment in a Portfolio Fund. In addition, certain investment managers charge an incentive allocation or fee which can range up to 30% of a Portfolio Fund’s net profits. The impact of these fees is reflected in the Fund’s performance but are not operational expenses of the Fund. Incentive fees may be subject to certain hurdle rates.

Master Services Agreement

Ultimus Fund Solutions, LLC (“Ultimus”) provides the Fund with administration, fund accounting and transfer agent services, including all regulatory reporting. Under the terms of a Master Services Agreement, Ultimus receives fees from the Fund for these services.

Consulting Agreement

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides compliance services, pursuant to a consulting agreement between NLCS and the Fund. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Dynamic Alternatives Fund
Notes to the Financial Statements (Unaudited) (Continued)

Distribution Agreement

The Fund has entered into a Distribution Agreement with Ultimus Fund Distributors, LLC (the “Distributor”), pursuant to which the Distributor acts as principal underwriter and distributor of the Fund’s shares of beneficial interest on a best effort basis, subject to various conditions. The Distributor may retain additional broker-dealers and other financial intermediaries (each a “Selling Agent”) to assist in the distribution of shares and shares are available for purchase through these Selling Agents or directly through the Distributor. Generally, shares are only offered to investors that are U.S. persons for U.S. federal income tax purposes. The Distributor is a wholly-owned subsidiary of Ultimus.

Certain officers of the Fund are also employees of the Adviser and/or Ultimus.

(5)	CAPITAL SHARE TRANSACTIONS

The Fund is a closed-end tender offer fund and, to provide liquidity to shareholders, may from time to time offer to repurchase shares in accordance with written tenders by shareholders at those times, in those amounts and on such terms and conditions as the Board may determine in its sole discretion. In determining whether the Fund should offer to repurchase shares from shareholders, the Board will consider the recommendation of the Adviser. The Adviser currently expects to recommend to the Board that the Fund offer to repurchase up to 5% of the Fund’s outstanding shares at the applicable NAV per share on a quarterly basis. However, the Fund is not required to conduct repurchase offers and may be less likely to do so during the first few years following the commencement of Fund operations and during periods of exceptional market conditions. The Fund commenced its initial repurchase offer on September 27, 2024, offering to repurchase up to 5% of the Fund’s outstanding shares.

Shares of the Fund will be offered for purchase only through the Distributor, or a Selling Agent, as of the first business day of each month. Capital transactions are recorded on their effective date.

During the six months ended March 31, 2025, the Board authorized and the Fund completed two quarterly repurchase offers. In these offers, the Fund offered to repurchase up to 5% of the net asset value of the Fund’s Shares as of the repurchase pricing dates. The results of those repurchase offers were as follows:

	Repurchase	Repurchase
	Offer #1	Offer #2
Commencement date	September 27, 2024	January 16, 2025
Repurchase request deadline	November 5, 2024	March 17, 2025
Repurchase pricing date	December 31, 2024	March 31, 2025
Value of shares repurchased	$ 837,372	$ 3,077,705
Shares repurchased	78,700	284,973

Dynamic Alternatives Fund
Notes to the Financial Statements (Unaudited) (Continued)

(6)	PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2025, the purchase and sale of investments, excluding short-term investments, were $85,409,185 and $27,959,567, respectively.

For the six months ended March 31, 2025, there were no purchases or sales of long-term U.S. government obligations.

(7)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a) (9) of the 1940 Act. As of March 31, 2025, there were no beneficial owners, directly or indirectly, of more than 25% of the Fund.

(8)	DISTRIBUTIONS

The Fund declares and pays dividends on investment income, if any, annually. The Fund also makes distributions of net capital gains, if any, annually.

(9)	FEDERAL INCOME TAXES

It is the policy of the Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The following information is provided on a tax basis as of March 31, 2025:

Gross unrealized appreciation	$8,648,878
Gross unrealized depreciation	(926,273)
Net unrealized appreciation	$7,722,605
Cost of investments	$230,624,768

The difference between the book-basis unrealized appreciation/(depreciation) is attributable primarily to the realization for tax purposes of unrealized gains/(losses) on investments in passive foreign investment companies.

Dynamic Alternatives Fund
Notes to the Financial Statements (Unaudited) (Continued)

As of September 30, 2024, the most recent fiscal year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$5,245,895
Undistributed long term capital gains	98,441
Accumulated capital and other losses	(5,783)
Unrealized appreciation/(depreciation)	5,752,520
Total	$11,091,073

The tax character of distributions for the fiscal year end September 30, 2024, was as follows:

Distributions paid from:
Ordinary income	$3,848,781
Net Long Term Capital Gains	127,671
Total distributions paid	$3,976,452

Management of the Fund has reviewed tax positions taken in the tax year that remain subject to examination by all major tax jurisdictions, including federal (i.e., the interim tax period since then, as applicable). Management believes there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

(10)	CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Fund’s officers and the Board for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

(11)	SUBSEQUENT EVENTS

The Fund is required to recognize in this financial statement the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Based upon this evaluation, management has determined there were no additional items requiring adjustment of the financial statements.

Dynamic Alternatives Fund
Dividend Reinvestment Plan (Unaudited)

Shareholders will automatically participate in the Fund’s Dividend Reinvestment Plan (“DRIP”) and have all income dividends and/or capital gains distributions automatically reinvested in additional shares unless they elect in writing to receive distributions in cash in their Subscription Agreement with the Fund. Ultimus (the “Agent”) acts as the agent for participants under the DRIP. Participants in the DRIP will receive an amount of full and fractional shares equal to the amount of the distribution on that participant’s shares divided by the immediate post-distribution NAV per share.

Shareholders who elect not to participate in the DRIP will receive all distributions in cash paid by wire (or, if the shares are held in street or other nominee name, then to the nominee) by Ultimus as dividend paying agent. To the extent shareholders make an election to receive distributions in cash, the Fund may pay any or all such distributions in a combination of cash and shares of the Fund. The automatic reinvestment of dividends and distributions will not relieve participants of any income taxes that may be payable (or required to be withheld) on dividends and distributions.

A shareholder may withdraw from the DRIP at any time. There will be no penalty for withdrawal from the DRIP and shareholders who have previously withdrawn from the DRIP may rejoin it at any time. Changes in elections must be in writing and should include the shareholder’s name and address as they appear on the records of the Fund. An election to withdraw from the DRIP will, until such election is changed, be deemed to be an election by a shareholder to take all subsequent distributions in cash. An election will be effective only for a distribution declared and having a record date of at least 10 days after the date on which the election is received. A shareholder whose shares are held in the name of a broker or nominee should contact such broker or nominee concerning changes in that shareholder’s election.

Questions concerning the DRIP should be directed to the Agent at P.O. Box 541150, Omaha, Nebraska 68154 or 833-617-2624.

PRIVACY NOTICE

FACTS	WHAT DOES DYNAMIC ALTERNATIVES FUND DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■   Social Security number

■   Assets

■   Retirement Assets

■   Transaction History

■   Checking Account Information

■   Purchase History

■   Account Balances

■   Account Transactions

■   Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons chosen to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Dynamic Alternatives Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Dynamic Alternatives Fund
What we do
How does Dynamic Alternatives Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Dynamic Alternatives Fund collect my personal information?

We collect your personal information, for example, when you

■   Open an account

■   Provide account information

■   Give us your contact information

■   Make deposits or withdrawals from your account

■   Make a wire transfer

■   Tell us where to send the money

■   Tells us who receives the money

■   Show your government-issued ID

■   Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■   Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■   Affiliates from using your information to market to you

■   Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Dynamic Alternatives Fund does not share with our affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Dynamic Alternatives Fund does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Dynamic Alternatives Fund does not jointly market.

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PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Fund at (833) 617-2624 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES
Jeffrey G. Wilkins, Chairman
Michael S. Jordan
Carrie J. Thome
Jeremy M. Getson

OFFICERS
Jeffrey G. Wilkins, President and Principal Executive Officer
Zachary P. Richmond, Treasurer and Principal Financial Officer
Dan Ellenwood, Chief Compliance Officer
Kent Barnes, Secretary

INVESTMENT ADVISER
Hamilton Capital, LLC
5025 Arlington Centre Boulevard, Suite 300
Columbus, OH 43220

DISTRIBUTOR
Ultimus Fund Distributors, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1835 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202

CUSTODIAN
Fifth Third Bank
38 Fountain Square
Cincinnati, OH 45263

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC

Dynamic-SAR-25

(b) NOT APPLICABLE

Item 2. Code of Ethics.

NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert.

NOT APPLICABLE – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies.

NOT APPLICABLE – applies to listed companies only

Item 6. Investments.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Not applicable.

(b) Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE – disclosed with annual report

Item 13. Portfolio Managers of Closed-End Investment Companies.

(a) NOT APPLICABLE – disclosed with annual report

(b) As of this reporting period end there have been no changes to any of the Portfolio Managers since the registrant’s previous from N-CSR filing.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE

Item 15. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant’s board of trustees are contained in the statement of additional information of the Fund with respect to the Fund for which this Form N-CSR is being filed.

Item 16. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

NOT APPLICABLE

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1) NOT APPLICABLE – disclosed with annual report

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       Dynamic Alternatives Fund

By:	/s/ Jeffrey G. Wilkins
Jeffrey G. Wilkins, President and Principal Executive Officer

Date:	6/6/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey G. Wilkins
Jeffrey G. Wilkins, President and Principal Executive Officer

Date:	6/6/2025

By:	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Principal Financial Officer

Date:	6/6/2025